CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues (including related party amounts of RMB12,366, RMB31,740 and RMB54,163 (US$8,499) for the year ended December 31, 2019, 2020 and 2021, respectively)	¥ 2,556,856	$ 401,226	¥ 3,810,660	¥ 2,850,724
Operating cost and expenses:
Costs of revenues (including related party amounts of RMB nil, RMB258 and RMB25,351 (US$3,979) for the year ended December 31, 2019, 2020 and 2021, respectively)	(2,035,275)	(319,379)	(3,032,110)	(2,308,004)
Fulfillment expenses	(158,693)	(24,902)	(201,635)	(212,183)
Technology and content expenses	(39,413)	(6,186)	(24,316)	(19,889)
Selling and marketing expenses (including related party amounts of RMB5,837, RMB8,681 and RMB2,500 (US$392) for the year ended December 31, 2019, 2020 and 2021, respectively)	(236,528)	(37,116)	(243,784)	(127,160)
General and administrative expenses (including related party amounts of RMB750, RMB nil and RMB1,145 (US$180) for the year ended December 31, 2019, 2020 and 2021, respectively)	(466,961)	(73,276)	(63,151)	(50,597)
Total operating cost and expenses	(2,936,870)	(460,859)	(3,564,996)	(2,717,833)
Other operating income	2,694	422	10,238	13,105
Income/(loss) from operations	(377,320)	(59,211)	255,902	145,996
Other (expenses)/income:
Interest income (including related party amounts of RMB279, RMB1,516 and RMB18 (US$3) for the year ended December 31, 2019, 2020 and 2021, respectively)	4,169	654	6,758	1,529
Interest expense	(2,111)	(331)	(755)	(87)
Foreign exchange (loss)/gain, net	13,721	2,153	(20,168)	(21,240)
Other (loss)/income, net	772	121	14,992	(4,369)
Total other (expenses)/income	16,551	2,597	827	(24,167)
Income/(loss) before income taxes and share of (loss)/income from equity method investments	(360,769)	(56,614)	256,729	121,829
Income tax expenses	7,033	1,105	(29,848)	(15,067)
Income /(loss) before share of (loss)/income from equity method investments	(353,736)	(55,509)	226,881	106,762
Share of (loss)/income from equity method investments	854	134	(18,879)	(3,928)
Net income /(loss)	(352,882)	(55,375)	208,002	102,834
Less: net loss/(income) attributable to non-controlling interests	(3,335)	(523)	1,657	361
Net income/(loss) attributable to Onion Global Limited	¥ (356,217)	$ (55,898)	¥ 209,659	¥ 103,195
Earnings/(loss) per share:
Basic (in dollars per share) | (per share)	¥ 0	$ 0	¥ 26	¥ 13
Diluted (in dollars per share) | ¥ / shares			¥ 26	¥ 13
Weighted average shares outstanding used in earnings/(loss) per share computation:
Basic (in shares)	0	0	7,993,846	7,993,846
Diluted (in shares)			7,993,846	7,993,846
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of tax of nil	¥ (4,221)	$ (662)	¥ 737	¥ (70)
Total other comprehensive loss, net of tax of nil	(4,221)	(662)	737	(70)
Comprehensive income/(loss)	(357,103)	(56,037)	208,739	102,764
Less: comprehensive income/(loss) attributable to non-controlling interests	3,384	531	(1,536)	(308)
Comprehensive income/(loss) attributable to Onion Global Limited	¥ (360,487)	$ (56,568)	¥ 210,275	¥ 103,072
Class A
Earnings/(loss) per share:
Basic (in dollars per share) | (per share)	¥ (38)	$ (6)	¥ 0	¥ 0
Diluted (in dollars per share) | (per share)	¥ (38)	$ (6)
Weighted average shares outstanding used in earnings/(loss) per share computation:
Basic (in shares)	4,569,509	4,569,509	0	0
Diluted (in shares)	4,569,509	4,569,509
Class B
Earnings/(loss) per share:
Basic (in dollars per share) | (per share)	¥ (38)	$ (6)	¥ 0	¥ 0
Diluted (in dollars per share) | (per share)	¥ (38)	$ (6)
Weighted average shares outstanding used in earnings/(loss) per share computation:
Basic (in shares)	4,840,000	4,840,000	0	0
Diluted (in shares)	4,840,000	4,840,000